SHAREHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 6 – SHAREHOLDERS’ EQUITY

Common Stock

Authorized Shares

The Company’s Certificate of Incorporation, as filed with the State of Delaware on May 10, 2023, following the Company’s conversion from a California corporation into a Delaware corporation, authorizes the Company to issue up to 120,000,000 shares, consisting of 100,000,000 shares of common stock, par value of $0.001 per share, and 20,000,000 shares of preferred stock, par value $0.001 per share. Holders of shares of common stock have full voting rights, one vote for each share held of record. Shareholders are entitled to receive dividends as may be declared by the board of directors out of funds legally available and share pro rata in any distributions with shareholders upon liquidation. Shareholders have no conversion, pre-emptive or subscription rights. All outstanding shares of common stock are fully paid and non-assessable. As of September 30, 2024 and December 31, 2023 there were 12,846,785 and 10,562,640 shares of common stock issued and outstanding, respectively, and no shares of preferred stock outstanding, respectively.

Common Stock Issued for Cash Upon Closing of the Company’s IPO

On September 16, 2024, the Company completed its IPO of its common stock in which the Company issued and sold 1,550,000 shares of its common stock at a public offering price of $4.00 per share. The total gross proceeds of the IPO were $6,200 and the Company raised $5,524 in net proceeds after deducting underwriting discounts and commissions and offering expenses payable by the Company. The underwriters were granted a 45-day option to purchase up to an additional 232,500 shares of common stock from the Company.

On September 17, 2024, pursuant to the underwriting agreement, the Company issued two common stock purchase warrants to the underwriters, each for the purchase of 54,250 shares of common stock, at an exercise price of 120% of the IPO price (or $4.80 per share), subject to adjustments. The warrants will be exercisable during the period commencing on March 16, 2025 and ending on September 17, 2029 and may be exercised on a cashless basis under certain circumstances.

Conversion of Accounts Payable

During the three months ended September 30, 2024, the Company entered into an agreement with Cedars-Sinai Medical Center (“Cedars”) under which Cedars agreed to convert $750 of the total accounts payable due to them into 312,500 shares of the Company’s common stock with such conversion to occur upon the closing of the Company’s IPO. The conversion price of the shares will be equal to 60% of the per share IPO price. Upon the closing of the IPO, the shares were issued to Cedars and the debt was forgiven. The fair value of the shares was $1,250. The Company recorded the difference between the fair value of the shares and the debt forgiven as a financing cost of $500, which was recorded during the three months ended September 30, 2024.

Adoption of the 2023 Equity Incentive Plan

In July 2023, the Company’s board of directors and stockholders adopted the 2023 Equity Incentive Plan (the “2023 Plan”). Under the 2023 Plan, the Company may grant incentive stock options to employees, including employees of any parent or subsidiary, and nonstatutory stock options, stock appreciation rights, restricted stock awards, RSU awards, performance awards and other forms of stock awards to employees, directors, and consultants, including employees and consultants of the Company’s affiliates. As approved, a total of 1,650,000 shares of common stock were initially reserved for issuance under the 2023 Plan. No shares were issued under the 2023 Plan as of December 31, 2023 and there were a total of 80,000 RSUs issued, subject to vesting, under the 2023 Plan as of September 30, 2024. As of September 30, 2024, 1,570,000 shares were available for grant under the 2023 Plan.

Grant of RSUs

The following table summarizes restricted common stock activity during the nine months ended September 30, 2024:

	Number of Restricted Shares	Fair Value	Weighted Average Grant Date Fair Value
Non-vested, December 31, 2023	—	$—	$—
Granted	80,000	174	2.18
Vested	—	(5)	(1.90)
Forfeited	—	—	—
Non-vested, September 30, 2024	80,000	$169	$2.18

On September 23, 2024, the Company entered into a strategic advisory agreement (the “Strategic Advisory Agreement”) with Belair Capital Advisors Inc. (“BCA”). During the one-year term of the Strategic Advisory Agreement, in exchange for its services, the Company issued BCA 50,000 RSUs, which will vest at the end of six months following the date of issuance. The fair value of the shares on the date of grant was $100. None of these shares vested during the nine months ended September 30, 2024. During the nine months ended September 30, 2024, stock compensation of $4 was recorded for the fair value vesting of restricted common stock.

Upon the closing of the Company’s IPO, the Company entered into director agreements with each of its three independent directors. Such agreements provide for annual cash compensation of $50,000, payable in quarterly installments in arrears, plus an additional $10,000 cash compensation for the chair of the audit committee. In addition, the Company’s policy provides that, upon initial election or appointment to our board of directors, each new non-employee director will be granted a one-time grant, or Director Initial Grant, of 10,000 RSUs that will vest in substantially equal annual installments over a period of three years. The Director Initial Grant is subject to full acceleration vesting upon the sale of the Company, in accordance with the terms of our 2023 Plan. The 30,000 RSUs were granted effective on the IPO closing date. The fair value of the shares on the date of grant was $74. None of these shares vested during the nine months ended September 30, 2024. During the nine months ended September 30, 2024, stock compensation of $1 was recorded for the fair value vesting of restricted common stock.

During the three and nine months ended September 30, 2024, total stock compensation of $5 was recorded for the fair value vesting of restricted common stock and as of September 30, 2024, $169 of unamortized compensation remained.

Stock Warrants

The table below summarizes the Company’s warrant activities for nine months ended September 30, 2024:

	Number of Warrant Shares	Exercise Price Range Per Share	Weighted Average Exercise Price

Balance, December 31, 2023	150,000	$4.17	$4.17
Granted	128,188	2.40 – 4.80	4.43
Cancelled	–	–	–
Exercised	–	–	–
Forfeited/Expired	–	–	–
Balance, September 30, 2024	278,188	$2.40 – 4.80	$4.29
Vested and exercisable, September 30, 2024	169,688	$2.40 – 4.17	$3.96

The following table summarizes information concerning outstanding and exercisable warrants as of September 30, 2024:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$2.40	19.688	5.00	$2.40	19,688	5.00	$2.40
4.17 - 4.80	258,500	2.39	4.43	150,000	0.50	4.17
$2.40–4.80	278,188	2.57	$4.29	169,688	1.02	$3.96

On September 17, 2024, upon the closing of the IPO, the Company issued two stock warrants to the participating underwriters, each for the purchase of 54,250 shares of common stock, at an exercise price of 120% of the IPO price (or $4.80 per share), subject to adjustment. The warrants will be exercisable during the period commencing on March 16, 2025 and ending on September 16, 2029 and may be exercised on a cashless basis under certain circumstances.

On September 17, 2024, upon the closing of the IPO, the Company issued a stock warrant to the underwriters for the purchase of 19,688 shares of common stock at an exercise price of $2.40 per share. The warrant vested upon grant. The warrant was issued to the underwriters as they were the placement agents for the convertible notes payable (see Note 5). The Company valued the warrant using a Black-Scholes pricing model with the following weighted average assumptions: fair value of our stock price of $2.46 per share, the expected term of 2.5 years, volatility of 100%, dividend rate of 0%, and risk-free interest rate of 3.49%. The fair value of the warrant of $29 was recorded to General and administrative expense during the three and nine months ended September 30, 2024. The warrant expires five years from the date of grant.

During the year ended December 31, 2022, the Company entered into a convertible note payable agreement with an individual in the amount of $250. In connection with that agreement, the Company granted a warrant to the lender to purchase up to 150,000 shares of the Company’s common stock with an exercise price of $4.17 per share. The warrant expires in March 2025.

There was no intrinsic value for warrant shares outstanding as of September 30, 2024.

NOTE 7 – SHAREHOLDERS’ EQUITY

Common Stock

Authorized Shares

The Company’s Certificate of Incorporation, as filed with the State of Delaware on May 10, 2023, following the Company’s conversion from a California corporation into a Delaware corporation, authorizes the Company to issue up to 120,000,000 shares, consisting of 100,000,000 shares of common stock, par value of $0.001 per share, and 20,000,000 shares of preferred stock, par value $0.001 per share. Holders of shares of common stock have full voting rights, one vote for each share held of record. Shareholders are entitled to receive dividends as may be declared by the board of directors out of funds legally available and share pro rata in any distributions with shareholders upon liquidation. Shareholders have no conversion, pre-emptive or subscription rights. All outstanding shares of common stock are fully paid and non-assessable. As of December 31, 2022 and 2023, there were 10,334,357 and 10,562,640 shares of common stock issued and outstanding, respectively, and no shares of preferred stock outstanding, respectively.

Common Stock to be Issued for Services

In September 2020, the Company entered into a verbal agreement with a consulting firm to provide certain business development services to the Company. The agreement was formally executed in April 2021 but contained the same terms as the verbal agreement. The term of the agreement was from September 1, 2020 to January 31, 2021, which is the defined service period for the services to be performed and provided for the issuance of 2,100,000 restricted shares of the Company’s common stock to the consulting firm. The shares vested over the term of the agreement and had a fair value on the date of the verbal agreement of $1,000. The shares were not issued to the consulting firm until 2022 and thus are categorized as Common Stock to be Issued on the accompanying December 31, 2021 consolidated Statement of Shareholders’ Deficit.

Common Shares Issued in Connection with a Shareholder Dispute

During the year ended December 31, 2023, the Company issued 228,284 shares of its common stock to two shareholders relating to the settlement of a dispute. The Company valued the shares on the date of grant to be $913. The value of the shares was recorded in general and administrative expenses during the year ended December 31, 2023. Upon the issuance of the shares, the shareholders entered into agreements with the Company under which they agreed to the final settlement of the dispute.

Stock Warrants

The table below summarizes the Company’s warrant activities for years ended December 31, 2022 and 2023:

	Number of Warrant Shares	Exercise Price Range Per Share	Weighted Average Exercise Price

Balance, December 31, 2021	120,000	$4.17 - 8.33	$5.23
Granted	150,000	4.17	4.17
Cancelled	–	–	–
Exercised	–	–	–
Forfeited/Expired	(90,000)	4.17	4.17
Balance, December 31, 2022	180,000	4.17 - 8.33	4.86
Granted	–	–	–
Cancelled	–	–	–
Exercised	–	–	–
Forfeited/Expired	(30,000)	8.33	8.33
Balance, December 31, 2023	150,000	$4.17	$4.17
Vested and exercisable, December 31, 2023	150,000	$4.17	$4.17

The following table summarizes information concerning outstanding and exercisable warrants as of December 31, 2023:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Average Remaining Contractual Life (in years)	Weighted Average Exercise Price

$4.17	150,000	1.17	$4.17	150,000	1.17	$4.17

During the year ended December 31, 2022, the Company entered into a convertible note payable agreement with an individual in the amount of $250. In connection with that agreement, the Company granted a warrant to the lender to purchase up to 150,000 shares of the Company’s common stock with an exercise price of $4.17 per share. The warrant expires in March 2025.

During the year ended December 31, 2021, the Company entered into a convertible note payable agreement with an individual in the amount of $350 (see Note 6). In connection with that agreement, the Company granted a warrant to the lender to purchase up to 90,000 shares of the Company’s common stock with an exercise price of $4.17 per share. The warrant expired in August 2022. Also in 2021, the Company sold 60,000 shares of its common stock for net proceeds of $250. In connection with the sale, the Company issued a stock warrant to the shareholder to purchase 30,000 shares of the Company’s common stock with an exercise price of $8.33 per share. The warrant expired in April 2023.

Also in 2022, the Company granted the underwriters for their IPO, two stock warrants in connection with bridge loans they assisted the Company in obtaining (see Note 6). The underwriters will be entitled to receive the number of warrant shares equal to 7% of the conversion shares that will be issued to the lenders at the time of the IPO. The warrants will be good for five years from the date of the IPO. However, the underwriters may not sell the shares underlying the warrants for a period of six months following the IPO. The exercise price for the warrants will be equal to 60% of the per share price of the Company’s common stock sold in the IPO.

There was no intrinsic value for warrant shares outstanding at December 31, 2023.